Stockholder’s Equity (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Dec. 26, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholder’s Equity (Details) [Line Items]
Common stock, shares authorized		500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		22,388,976	21,888,976	13,303,795
Common stock , shares issued		22,388,976	21,888,976	13,303,795
Common stock reserved for future issuance		477,611,024	478,111,024
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Dividend rate	0.00%		0.00%	0.00%
Intrinsic value of stock options exercised (in Dollars)			$ 0.1
Aggregate fair value of stock options vested (in Dollars)		$ 3.8	1.2
Total unrecognized stock-based compensation (in Dollars)			$ 14.1
Remaining weighted- average period		3 years 1 month 6 days	3 years
Stock Options [Member]
Stockholder’s Equity (Details) [Line Items]
Dividend rate		0.00%
Common Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Common stock, shares outstanding		22,388,976
Common stock , shares issued		22,388,976
Employee Stock Purchase Plan [Member]
Stockholder’s Equity (Details) [Line Items]
Percentage of common stock		3.00%
Percentage of fair market value of the common stock		85.00%
2019 Plan [Member] | Stock Options [Member]
Stockholder’s Equity (Details) [Line Items]
Expiry term		10 years
Vesting period		4 years
Vesting rate percentage		25.00%
Monthly installments		36
Termination period		3 months
2019 Plan [Member] | Minimum [Member] | Stock Options [Member]
Stockholder’s Equity (Details) [Line Items]
Vesting period		3 years
2023 Plan [Member]
Stockholder’s Equity (Details) [Line Items]
Dividend rate
2023 Plan [Member] | Stock Options [Member]
Stockholder’s Equity (Details) [Line Items]
Percentage of common stock		12.00%
Expiry term		10 years
Termination period		3 months
Employee Stock [Member]
Stockholder’s Equity (Details) [Line Items]
Percentage of common stock			3.00%
Percentage of fair market value of the common stock			85.00%
Share-Based Payment Arrangement [Member] | 2023 Plan [Member]
Stockholder’s Equity (Details) [Line Items]
Percentage of common stock			12.00%
Share-Based Payment Arrangement, Option [Member]
Stockholder’s Equity (Details) [Line Items]
Dividend rate			0.00%
Share-Based Payment Arrangement, Option [Member] | 2019 Plan [Member]
Stockholder’s Equity (Details) [Line Items]
Expiry term			10 years
Vesting period			4 years
Vesting rate percentage			25.00%
Monthly installments			36
Termination period			3 months
Unvested Stock Option Awards [Member]
Stockholder’s Equity (Details) [Line Items]
Total unrecognized stock-based compensation (in Dollars)		$ 12.4
Board Member [Member] | 2019 Plan [Member] | Maximum [Member] | Stock Options [Member]
Stockholder’s Equity (Details) [Line Items]
Vesting period		4 years
Board Member [Member] | 2023 Plan [Member] | Minimum [Member] | Stock Options [Member]
Stockholder’s Equity (Details) [Line Items]
Expiry term		3 years
Board Member [Member] | 2023 Plan [Member] | Maximum [Member] | Stock Options [Member]
Stockholder’s Equity (Details) [Line Items]
Expiry term		4 years
Board Member [Member] | Share-Based Payment Arrangement, Option [Member] | 2019 Plan [Member] | Minimum [Member]
Stockholder’s Equity (Details) [Line Items]
Vesting period			3 years
Board Member [Member] | Share-Based Payment Arrangement, Option [Member] | 2019 Plan [Member] | Maximum [Member]
Stockholder’s Equity (Details) [Line Items]
Vesting period			4 years